Company Background (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 14, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net losses		$ (1,433,626)	$ (928,888)	$ (3,650,740)	$ (3,076,873)	$ (4,024,222)	$ (1,985,234)
Accumulated deficit		$ (65,594,058)		(65,594,058)		(61,943,318)	(57,919,096)
Additional capital raised through equity				245,000	$ 704,375	$ 1,244,037	$ 4,138,435
Additional capital raised through debt				2,625,000
Proceeds from public offering of common stock and warrants	$ 15,000,000
Current Stockholders [Member]
Additional capital raised through equity				245,000
Related Party [Member]
Additional capital raised through debt				$ 2,325,000